Note 4. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	7 Months Ended
May 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease Obligations	$ 500
Rental Expense	$ 4,000